Related parties - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2025	May 31, 2025	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2023	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Loan agreement total amount	$ 63,079					$ 39,768
Repayment of borrowings	$ 11,639
Dlocal Argentina S.A.
Disclosure of transactions between related parties [line items]
Loan agreement total amount					$ 100,000
Maturity date					December 2025
Repayment of intra-group loan by related party		$ 23,266	$ 5,000	$ 69,100